Supplement dated February 1, 2022
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio (VP) - Long Government/Credit Bond Fund	5/1/2021
Effective February 1, 2022 (the Effective Date), the portfolio manager information under the heading “Fund Management” in the “Summary of the Fund” section of the Prospectus, is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Lead Portfolio Manager	2017
Royce D. Wilson, CFA	Senior Portfolio Manager	Portfolio Manager	2020
John Dawson, CFA	Senior Portfolio Manager	Portfolio Manager	2020
Shannon Rinehart, CFA	Portfolio Manager	Portfolio Manager	February 2022
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the heading “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus, is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Lead Portfolio Manager	2017
Royce D. Wilson, CFA	Senior Portfolio Manager	Portfolio Manager	2020
John Dawson, CFA	Senior Portfolio Manager	Portfolio Manager	2020
Shannon Rinehart, CFA	Portfolio Manager	Portfolio Manager	February 2022
Mr. Murphy joined the Investment Manager in 2002. Mr. Murphy began his investment career in 1986 and earned a B.B.A. from the University of Notre Dame and an M.B.A. from the University of Michigan.
Mr. Wilson joined the Investment Manager in 2007. Mr. Wilson began his investment career in 2002 and earned a B.B.A. from Western Connecticut State University.
Mr. Dawson joined one of the Columbia Management legacy firms or acquired business lines in 2004. Mr. Dawson began his investment career in 1996 and earned a B.A. in Economics from Bucknell University and an M.B.A. with concentrations in Finance and Accounting from Indiana University.
Ms. Rinehart joined the Investment Manager in 2009. Ms. Rinehart began her investment career in 2004 and earned a B.S.B.A. from Drake University and an M.B.A. from the University of Minnesota Carlson School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
C-1876-13 A (2/22)